DERIVATIVE LIABILITIES (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 11, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected dividend yield			$ 0
Expected term			1 year
Derivative Liability		$ 1,077,757		$ 6,847,877
Initial Derivative Liability			$ 2,572,723	2,794,910
Derivative, Gain (Loss) on Derivatives, Net			33,980,805	3,512,648
Convertible debt			1,864,233	1,215,985
Derivative liabilities exceeded the face values		$ 697,602
Debt Conversion, Converted Instrument, Shares Issued | shares		37,000,000
Debt Conversion, Converted Instruments, Shares Issued		2,251,446
Institutional Investors [Member]
Principal amount	$ 4,456,176
Original sale discount percentage	15.00%
Initial Valuation [Member]
Expected term		1 year
Expected volatility rate		98.14%
Expected dividend yield		0
Risk free interest		0.10%
Revaluation [Member]
Derivative Liability		$ 2,275,578	38,741,832	6,847,877
Derivative, Gain (Loss) on Derivatives, Net			$ 33,980,805	$ 3,512,648
Minimum [Member]
Shares Price			$ 1.70	$ 30.00
Minimum [Member] | Employee Stock Option [Member]
Expected volatility rate			98.14%	87.61%
Risk free interest			0.16%	1.56%
Fair Value Assumptions, Expected Term			6 months	6 months
Minimum [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio			$ 0.40	$ 0.05
Minimum [Member] | Measurement Input Expected Term [Member]
Derivative Liability, Measurement Input Ratio			1.0	1.0
Minimum [Member] | Measurement Input Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input Ratio			$ 0.16	1.56
Minimum [Member] | Initial Valuation [Member]
Expected volatility rate		98.81%
Stock price		0.0248
Stock price on the date of grant shares		$ 0.0340
Exercise price		0.0106
Minimum [Member] | Black-Scholes option pricing model [Member]
Expected volatility rate			103.79%
Stock price on the date of grant shares			$ 1.70
Minimum [Member] | Revaluation [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio			0.40	10.00
Minimum [Member] | Revaluation [Member] | Measurement Input Expected Term [Member]
Derivative Liability, Measurement Input Ratio			13.90	25.00
Maximum [Member]
Risk free interest		0.46%
Shares Price			$ 18.25	$ 139,078
Maximum [Member] | Employee Stock Option [Member]
Expected volatility rate			100.94%	103.96%
Risk free interest			1.62%	2.55%
Fair Value Assumptions, Expected Term			3 years 6 months 25 days	4 years 6 months 29 days
Maximum [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio			$ 0.60	$ 3.09
Maximum [Member] | Initial Valuation [Member]
Expected volatility rate		75.03%
Stock price		0.0310
Stock price on the date of grant shares		$ 0.0806
Exercise price		0.0248
Risk free interest		0.70%
Maximum [Member] | Black-Scholes option pricing model [Member]
Expected volatility rate			131.89%
Stock price on the date of grant shares			$ 18.25
Maximum [Member] | Revaluation [Member] | Measurement Input Exercise Price [Member]
Derivative Liability, Measurement Input Ratio			$ 6.70	$ 295